Note 7 - Related Party Transactions - Schedule of Executive Compensation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Employee Benefits and Share-Based Compensation	$ 1,707,261	$ 1,581,979
Vincent Non Equity [Member]
Employee Benefits and Share-Based Compensation	940,491	879,018
Vincent Equity [Member]
Employee Benefits and Share-Based Compensation
Shaun Non Equity [Member]
Employee Benefits and Share-Based Compensation	534,166	538,963
Shaun Equity [Member]
Employee Benefits and Share-Based Compensation
Vaughan Non Equity [Member]
Employee Benefits and Share-Based Compensation	210,763	163,998
Vaughan Equity [Member]
Employee Benefits and Share-Based Compensation
Glen Non Equity [Member]
Employee Benefits and Share-Based Compensation	21,841
Glen Equity [Member]
Employee Benefits and Share-Based Compensation
Total Non Equity [Member]
Employee Benefits and Share-Based Compensation	1,707,261	1,581,979
Total Equity [Member]
Employee Benefits and Share-Based Compensation